Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Financial income	$ 43	$ 295	$ 1,887
Total financial income	43	295	1,887
Financial costs
Amortization and write-off of deferred loan issuance costs	5,394	7,434	6,806
Interest expense on loans	30,114	42,459	63,912
Lease expense	333	33	56
Commitment fees	304	359	729
Other financial costs including bank commissions	1,152	702	495
Total financial costs	37,297	50,987	71,998
Unamortized loan fees written off to profit or loss	$ 604	$ 1,918	$ 988